Unaudited Consolidated Statements of Changes in Equity - CAD ($)		Share Capital	Warrant	Stock options	Total Reserves	Accumulated losses	Total
Balance, at Jun. 30, 2020		$ 5,745,369	$ 26,439	$ 1,154,905	$ 1,181,344	$ (1,719,088)	$ 5,207,625
Balance, (in Shares) at Jun. 30, 2020	[1]	13,008,006
Loss for the period						(103,759)	(103,759)
Balance, at Dec. 31, 2020		$ 5,745,369	26,439	1,154,905	1,181,344	(1,822,847)	5,103,866
Balance, (in Shares) at Dec. 31, 2020	[1]	13,008,006
Warrants exercised		$ 4,883					4,883
Warrants exercised (in Shares)	[1]	2,170
Convertible debenture warrants			90,769		90,769		90,769
Convertible debenture finder’s warrants			2,025		2,025		2,025
Loss for the period						(448,677)	(448,677)
Balance, at Jun. 30, 2021		$ 5,750,252	119,233	1,154,905	1,274,138	(2,271,524)	4,752,866
Balance, (in Shares) at Jun. 30, 2021	[1]	13,010,176
Warrants exercised		$ 264,581	(24,861)		(24,861)		239,720
Warrants exercised (in Shares)	[1]	159,736
Convertible debenture finder’s warrants			2,743		2,743		2,743
Issued on IPO		$ 34,988,520					34,988,520
Issued on IPO (in Shares)	[1]	3,680,000
Share issue cost		$ (3,932,926)					(3,932,926)
Shares issued on convertion of convertible debt		$ 854,656					854,656
Shares issued on convertion of convertible debt (in Shares)	[1]	751,163
Shared-based payments				1,713,160	1,713,160		1,713,160
Loss for the period						(2,412,658)	(2,412,658)
Balance, at Dec. 31, 2021		$ 37,925,083	$ 97,115	$ 2,868,065	$ 2,965,180	$ (4,684,182)	$ 36,206,081
Balance, (in Shares) at Dec. 31, 2021	[1]	17,601,075

[1]	The Company’s completed a 5:1 share consolidation on October 7, 2021. Shares, warrants, and options in the consolidated financial statements are presented on a post-consolidation basis.